As Filed With the Securities and Exchange Commission on October 24, 2000

                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.

                        Post Effective Amendment No. 106                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 108                            [X]

                        (Check appropriate box or boxes)


                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
          (Address of Principal Executive Offices, Including Zip Code)

                                 (212) 633-9700
              (Registrant's Telephone Number, including Area Code)

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                      (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

                                   ----------

It is proposed that this filing will become effective  (check  appropriate box)


             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] On October 27, 2000 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

The RCB Growth and Income Fund and the RCB Small Cap Fund are stock mutual funds.

The RCB Growth and Income Fund seeks capital appreciation, primarily through investments in mid to large capitalization companies with growth of income as a secondary objective.

The RCB Small Cap Fund seeks capital appreciation through investment in smaller capitalization companies.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is October 27, 2000

                                TABLE OF CONTENTS

An Overview of the Funds                                              3
Performance                                                           4
Fees and Expenses                                                     5
Investment Objectives and Principal Investment Strategies             7
Principal Risks of Investing in the Funds                             8
Investment Advisor                                                    9
Shareholder Information                                              10
Pricing of Fund Shares                                               16
Dividends and Distributions                                          16
Tax Consequences                                                     17
Financial Highlights                                                 17

                            AN OVERVIEW OF THE FUNDS

THE FUNDS' INVESTMENT GOALS

RCB GROWTH AND INCOME FUND. The Fund seeks capital appreciation, primarily through investments in mid to large capitalization companies with growth of income as a secondary objective.

RCB SMALL CAP FUND. The Fund seeks capital appreciation through investment in smaller capitalization companies.

THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES

RCB GROWTH AND INCOME FUND. The Fund invests principally in common stocks of companies with a market capitalization of $1.5 billion or more.

RCB SMALL CAP FUND. The Fund invests principally in common stocks of companies with a market capitalization of $1.5 billion or less.

The Advisor's overall investment philosophy for the Funds involves a value-oriented focus on preservation of capital over the long term and a "bottom-up" approach, analyzing companies on their individual characteristics, prospects and financial conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

There is the risk that you could lose money on your investment in the Funds. The following risks could affect the value of your investment:

*    The stock market declines
*    Interest rates rise which can result in a decline in the equity market
* Stocks in the Funds' portfolios may not increase their earnings at the rate anticipated
* Securities of smaller and newer companies in which the Small Cap Fund primarily invests, involve greater risk than investing in larger, more established companies

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement
*    Want to add an equity investment to their portfolio
* Are willing to accept higher short-term risk along with higher potential for long-term growth of capital
* Understand and can bear the potential volatility and other risks of investing in small companies (RCB Small Cap Fund)

The Funds may not be appropriate for investors who:

*    Need regular income or stability of principal
*    Are pursuing a short-term goal

                                   PERFORMANCE

The following performance information indicates some of the risks of investing in the Funds. The bar charts show each Fund's total return for the last calendar year. The table shows the Fund's average return over time compared with broad-based market indices. The bar charts do not reflect sales charges, which would lower the returns shown. This past performance will not necessarily continue in the future.


                           RCB GROWTH AND INCOME FUND

CALENDAR YEAR TOTAL RETURNS*

[The following is the bar chart]

1999: 18.07%

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*    The Fund's year-to-date return as of 9/30/00 was 6.50%.

During the period shown in the bar chart, the Fund's highest quarterly return was 13.89% for the quarter ended December 31,1999 and the lowest quarterly return was -12.08% for the quarter ended September 30, 1999.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                                              Since Inception
                                                    1 Year       (9/30/98)
                                                    ------       ---------
RCB Growth and Income Fund                           13.94%        26.25%
S&P 500 Index*                                       21.04%        33.90%
Russell 1000 Value Index**                            7.35%        19.64%


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*    The S&P 500 Index is an unmanaged  index  generally  representative  of the market for the stocks of large-sized  U.S.  companies.
** The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                               RCB SMALL CAP FUND

CALENDAR YEAR TOTAL RETURNS*

[The following is the bar chart]

1999: 17.85%

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*    The Fund's year-to-date return as of 9/30/00 was 12.20%.

During the period shown in the bar chart, the Fund's highest quarterly return was 21.60% for the quarter ended June 30,1999 and the lowest quarterly return was -5.08% for the quarter ended September 30, 1999.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                                              Since Inception
                                                    1 Year       (9/30/98)
                                                    ------       ---------
RCB Small Cap Fund                                  13.72%         34.55%
S&P 500 Index*
Russell 2000 Value Index**                          -1.49%          5.91%


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*    The S&P 500 Index is an unmanaged  index  generally  representative  of the market for the stocks of large-sized U.S. companies.
** The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                          Growth and
                                                            Income     Small Cap
                                                             Fund        Fund
                                                            ------      ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price) ................       3.50%       3.50%
Maximum deferred sales charge (load) .................       None        None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)

Management Fees ......................................       0.60%       0.85%
Distribution and Service (12b-1) Fees ................       0.25%       0.25%
Other Expenses .......................................       4.48%       2.39%
                                                            -----       -----
Total Annual Fund Operating Expenses .................       5.33%       3.49%
Fee Reduction and/or Expense Reimbursement ...........      (4.08%)     (2.00%)
                                                            -----       -----
Net Expenses .........................................       1.25%       1.49%
                                                            =====       =====


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*    The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund for an indefinite period to ensure that each Fund's Total Annual Fund Operating Expenses will not exceed the net expense amounts shown. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of each Fund if the Fund's expenses are less than the limit agreed to by the Fund. Only the Trustees, and not the Advisor, may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that each Fund's operating expenses remain the same. The Example was calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                      Growth and
                        Income             Small Cap
                         Fund                Fund
                         ----                ----
One Year                $   473             $   496
Three Years             $   733             $   805
Five Years              $ 1,012             $ 1,135
Ten Years               $ 1,808             $ 2,067

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Growth and Income Fund is to seek capital appreciation, primarily through investments in mid to large capitalization companies with growth of income as a secondary objective. In an attempt to achieve its investment objective, the Fund invests principally in common stock of companies with a market capitalization of $1.5 billion or more.

The investment objective of the Small Cap Fund is to seek capital appreciation through investment in small capitalization companies. In an attempt to achieve its investment objective, the Fund invests principally in common stocks of companies with a market capitalization, at the time of purchase, of $1.5 billion or less. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in such companies.

The Advisor uses an investment approach that is substantially the same for both Funds. The universe of potential companies for investment is determined through the Advisor's systematic screening of companies for attractive valuation characteristics and the prospects of fundamental changes, as well as information derived by the Advisor from a variety of sources, including, but not limited to, regional brokerage research, trade publications and industry conferences.

The  Advisor   evaluates   companies   within  this  universe  for   fundamental
characteristics such as:

*    Return on capital trends
*    Cash flow and/or earnings growth
*    Free cash flow
*    Balance sheet integrity
*    Intrinsic value analysis

The Advisor's research effort also includes an investigation of the strength of companies' business franchises and management's commitment to shareholders through direct contacts and company visits.

Although not a principal investment strategy, each Fund may invest in foreign securities.

Factors that may cause the sale of a Fund's portfolio holdings include management disappointment or changes in the course of business, changes in a company's fundamentals, or the Advisor's assessment that a particular company's stock is extremely overvalued. A 15% or greater decline in a company's stock price would result in an intensive re-evaluation of the holding and a possible sale.

The Funds anticipate that they will have a low rate of portfolio turnover. This means that the Funds have the potential to be tax-efficient investments. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax-efficient. This anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.

Under normal market conditions, each Fund will stay fully invested in stocks. However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return have previously been summarized under "An Overview of the Funds." These risks are discussed in more detail below.

MARKET RISK. The risk is that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

SMALLER COMPANIES RISK. The Small Cap Fund primarily invests in the securities of small companies. Investments in smaller companies may be speculative and volatile and involve greater risks than are usually associated with larger companies. Many small companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have the same positive or negative impact on the value of their shares.

Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes. This may result in greater price volatility and less liquidity than the securities of larger companies and/or companies that are traded on the major stock exchanges or than the market averages in general. In addition, the Fund and other client accounts of the Advisor together may hold a significant percentage of a company's outstanding shares. When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time. For these reasons, the Fund's net asset value may be volatile.

                               INVESTMENT ADVISOR


Reed, Conner & Birdwell, an independent investment advisor since 1959, is the investment advisor to the Funds. The Advisor's address is 11111 Santa Monica Blvd., Ste. 1700, Los Angeles, CA 90025. The Advisor manages assets of approximately $1.2 billion for individual and institutional investors. The Advisor provides the Funds with advice on buying and selling securities. The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended June 30, 2000, the Advisor waived all advisory fees due from the Funds.


PORTFOLIO MANAGERS

Mr. Donn B. Conner, Principal and President of the Advisor, and Mr. Victor F. Hawley, Vice President, Portfolio Management and Research of the Advisor, direct the investment of the Growth and Income Fund. They have been associated with the Advisor since 1972 and 1994, respectively. The investment team also includes James C. Reed, Executive Vice President, James P. Birdwell, Executive Vice President, Jeffrey Bronchick, Executive Vice President, and Thomas D. Kerr, Vice President.

Mr. Jeffrey Bronchick, Executive Vice President, Principal and Chief Investment Officer of the Advisor, and Mr. Thomas D. Kerr, Vice President, Portfolio Management and Research of the Advisor, are principally responsible for the management of the Small Cap Fund. They have been associated with the Advisor since 1989 and 1994, respectively.

FUND EXPENSES

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth and Income Fund and the Small Cap Fund to ensure that each Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.25% and 1.49%, respectively, of each Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

You may open a Fund account with $25,000 and add to your account at any time with $1,000 or more. You may open a retirement plan account with $1,000 and add to your account at any time with $100 or more. After you have opened your account, you may make subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Funds by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Funds are not required to issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.

Shares of the Funds are sold at the public offering price. The public offering price is the net asset value of a Fund share, plus a front-end sales charge. The sales charge declines with the size of your purchase, as shown below:


                                      As a Percentage of     As a Percentage of
Your Investment                         Offering Price         Your Investment
---------------                         --------------         ---------------
Less than $50,000                            3.50%                  3.25%
$50,000 but less than $100,000               3.00%                  3.09%
$100,000 but less than $200,000              2.50%                  2.56%
$200,000 but less than $300,000              2.00%                  2.04%
$300,000 but less than $500,000              1.00%                  1.01%
$500,000 or more                             None                   None

SALES CHARGE REDUCTIONS

There are a number of ways you can combine multiple purchases of Fund shares to purchase shares at a reduced sales charge. Contact the Funds at (877) 478-4RCB for details.


LETTER OF INTENT. This lets you purchase shares of one or both Funds over a 13-month period and receive the same sales charge as if all the shares had been purchased at one time.

ACCUMULATION PRIVILEGE. This lets you add the value of shares of either Fund you and your family already own to the amount of your next purchase of Fund shares for purposes of calculating the sales charge.


BY CHECK

If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "RCB Growth and Income Fund" or "RCB Small Cap Fund") to:

            RCB Growth and Income Fund   OR
            RCB Small Cap Fund
            P.O. Box 640856
            Cincinnati, OH 45264-0856

If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), you should call the Transfer Agent at (800-282-2340) for instructions.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "RCB Growth and Income Fund" or "RCB Small Cap Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

If you are making your first investment in a Fund, before you wire funds you should call the Transfer Agent at (800) 282-2340 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

            Firstar Bank, N.A. Cinti/Trust
            ABA Routing #0420-0001-3
            Attn: [Name of Fund]
            DDA #483898045
            Account name (shareholder name)
            Shareholder account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE TRANSACTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Funds.

Dealers who have a sales agreement with the Distributor may place orders for the purchase of Fund shares on behalf of clients at the offering price next determined after receipt of the client's order by calling the Transfer Agent, at
(800) 282-2340. Shares are also available for purchase by financial intermediaries through brokers or dealers who have service or sales agreements with the Funds or the Distributor. The Distributor or its affiliates, at their expense, may provide additional compensation to dealers in connection with the sale of Fund shares. If the order is placed by 4:00 p.m., Eastern time, on any day that the NYSE is open for trading, and forwarded promptly to the Transfer Agent or any other service agent, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for promptly forwarding payment. You may be charged a fee if you effect transactions in Fund shares through a broker or agent.

PURCHASES AT NET ASSET VALUE

Shares of the Funds may be purchased at net asset value by: (1) officers, Trustees, directors and full time employees of the Trust, the Advisor, the
Distributor, affiliates of such companies, and by their family members; (2) institutions, their employees and individuals who are direct investment advisory clients of the Advisor under investment advisory agreements and their family members; (3) registered representatives and employees of firms which have sales agreements with the Distributor; (4) investment advisors, financial planners or other intermediaries who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services; (5) clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediaries on the books and records of the broker or agent; (6) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"; (7) foundations, endowments and other organizations exempt from taxation under Section 501(c)(3) of the Internal Revenue Code; and (8) such other persons who are determined to have acquired shares under circumstances not involving any sales expense to the Funds or Distributor.

Shares of the Funds also may be purchased at net asset value by paid subscribers to electronic or other financial media services which have an association with the Advisor, its principals and officers. Investors who qualify for such purchases should clearly identify the services to which they subscribe and their subscriber number in the "Reduced Sales Charges" section of the Funds' Account Application. Existing shareholders of the Funds who qualify for this privilege should call the Transfer Agent at (800) 282-1240 for instructions on how to make subsequent purchases of Fund shares at net asset value.

Investors may purchase shares of the Funds at net asset value to the extent that the investment represents the proceeds from the redemption, within the previous 60 days, of shares (the purchase price of which included a sales charge) of another mutual fund. When making a purchase at net asset value pursuant to this provision, the investor should forward to the Transfer Agent either (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund in which the investment is to be made, or (ii) a copy of the confirmation from the other fund showing the redemption transaction.

Investors who qualify to buy Fund shares at net asset value may be charged a fee by their broker or dealer if they effect transactions in a Fund's shares through a broker or agent.

RULE 12b-1 FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows each Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. Under the Plan, the annual distribution and service fee payable to the Advisor, as Distribution Coordinator, is a maximum of 0.25% of each Fund's average daily net assets. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your first investment, you authorize a Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

The Funds offer Individual Retirement Account ("IRA" and "Roth IRA") plans. You may obtain information about opening an IRA account by calling (800) 282-2340. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

REINVESTMENT AFTER REDEMPTION

If you redeem your Fund shares, you can reinvest within three 90 days from the date of redemption all or any part of the proceeds in shares of either Fund, at net asset value, on the date the Transfer Agent receives your purchase request. To take advantage of this option, send your reinvestment check along with a written request to the Transfer Agent within 90 days from the date of your redemption. Include your account number and a statements that you are taking advantage of the "Reinvestment Privilege." If your reinvestment is into a new account, it must meet the minimum investment and other requirements of the Fund into which the reinvestment is being made.

HOW TO EXCHANGE SHARES

You may exchange shares of one Fund for shares of the other Fund without paying an additional sales charge on any day the Funds and NYSE are open for business.

BY MAIL

You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give the name of the Fund, your name and account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration.

BY TELEPHONE

If your account has telephone privileges, you may also exchange shares by calling the Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m., Eastern Time, on a day when the NYSE is open for normal trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares." The Funds reserve the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Funds may modify, restrict or terminate the exchange privilege at any time upon prior notice to shareholders.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

            RCB Growth and Income Fund      OR
            RCB Small Cap Fund
            P.O. Box 5536
            Hauppauge, NY 11788-0132

To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 282-2340 before 4:00 p.m., Eastern time, on any business day the NYSE is open for trading. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemptions proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

The price of each Fund's shares is based on its net asset value plus the applicable sales charge. Net asset value is calculated by dividing each Fund's assets, minus its liabilities, by the number of shares outstanding. Each Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus, plus the applicable sales charge.

The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Funds will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash; or (2) receive capital gains in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                              FINANCIAL HIGHLIGHTS

These tables show each Fund's financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, Independent Certified Public Accountants. Their report and the Funds' financial statements are included in the Annual Reports, which are available upon request.

                           RCB GROWTH AND INCOME FUND

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                September 30, 1998*
                                                                 Year Ended          Through
                                                               June 30, 2000       June 30,1999
                                                               -------------       ------------
Net asset value, beginning of period .......................      $13.83             $10.00
                                                                  ------             ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................................        0.04               0.03
  Net realized and unrealized gain on investments ..........        0.08               3.82
                                                                  ------             ------

Total from investment operations ...........................        0.12               3.85
                                                                  ------             ------
LESS DISTRIBUTIONS:
  From net investment income ...............................       (0.03)             (0.02)
  From net realized gain ...................................       (0.12)                --
                                                                  ------             ------

Total distributions ........................................       (0.15)             (0.02)
                                                                  ------             ------

Net asset value, end of period .............................      $13.80             $13.83
                                                                  ======             ======

Total return ...............................................        0.95%             38.55%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .....................      $  2.3             $  1.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .................        5.33%             12.32%+
  After fees waived and expenses absorbed ..................        1.25%              1.25%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .................       (3.75%)           (10.74%)+
  After fees waived and expenses absorbed ..................        0.33%              0.33%+

Portfolio turnover rate ....................................       25.63%              4.41%++

----------
*  Commencement of operations.
+  Annualized.
++ Not Annualized.

                               RCB SMALL CAP FUND

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                September 30, 1998*
                                                                 Year Ended          through
                                                               June 30, 2000       June 30,1999
                                                               -------------       ------------
Net asset value, beginning of period .....................         $15.93             $10.00
                                                                   ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................................          (0.06)             (0.02)
  Net realized and unrealized gain on investments ........           0.52               5.95
                                                                   ------             ------

Total from investment operations .........................           0.46               5.93
                                                                   ------             ------
LESS DISTRIBUTIONS:
  From net realized gain .................................          (0.59)                --
                                                                   ------             ------

Net asset value, end of period ...........................         $15.80             $15.93
                                                                   ======             ======

Total return .............................................           3.28%             59.30%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ...................         $  5.2             $  3.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ...............           3.49%              7.76%+
  After fees waived and expenses absorbed ................           1.49%              1.49%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ...............          (2.50%)            (6.60%)+
  After fees waived and expenses absorbed ................          (0.50%)            (0.33%)+

Portfolio turnover rate ..................................          59.76%             35.70%++

----------
*  Commencement of operations.
+  Annualized.
++ Not Annualized.

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND
            SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS (THE "TRUST")
                                WWW.RCBINVEST.COM

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                            Telephone: 1-800-282-2340

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:


* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or
* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-05037)

                               INVESTMENT ADVISOR
                          Reed, Conner & Birdwell, Inc.
                      11111 Santa Monica Blvd., Suite 1700
                              Los Angeles, CA 90025
                                 (310) 478-4005
                            (877) 478-4RCB Toll-free


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                       4455 E. Camelback Rd., Suite 261-E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                 425 Walnut St.
                              Cincinnati, OH 45202


                     TRANSFER AND DIVIDEND DISBURSING AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 282-2340


                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

                                  THE RCB FUNDS

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND



                                   PROSPECTUS

                                OCTOBER 27, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 27, 2000


                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND
                                    SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                       11111 SANTA MONICA BLVD., STE. 1700
                              LOS ANGELES, CA 90025
                                 (800) 282-2340


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated October 27, 2000, as may be revised, of the RCB Growth and Income Fund ("Growth and Income Fund") and the RCB Small Cap Fund ("Small Cap Fund"). The Growth and Income Fund and the Small Cap Fund are referred to herein collectively as "the Funds." Reed, Conner & Birdwell (the "Advisor") is the investment adviser to the Funds. Copies of the Funds' Prospectus is available by calling the number listed above.


                                TABLE OF CONTENTS

The Trust.................................................................  B-2
Investment Objectives and Policies........................................  B-2
Investment Restrictions...................................................  B-8
Distributions and Tax Information.........................................  B-10
Trustees and Executive Officers...........................................  B-12
The Funds' Investment Advisor.............................................  B-14
The Funds' Administrator..................................................  B-14
The Funds' Distributor....................................................  B-15
Execution of Portfolio Transactions.......................................  B-16
Portfolio Turnover........................................................  B-17
Additional Purchase and Redemption Information ...........................  B-19
Determination of Share Price..............................................  B-22
Performance Information...................................................  B-23
General Information.......................................................  B-24
Financial Statements......................................................  B-25
Appendix..................................................................  B-26

                                    THE TRUST

     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds.

     The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Growth and Income Fund is a mutual fund with the investment objective of seeking capital appreciation, primarily through investments in mid to large capitalization companies with growth of income as a secondary objective. The Small Cap Fund is a mutual fund with the investment objective of seeking capital appreciation through investment in smaller capitalization companies. Each Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance the objective of either Fund will be attained.

PREFERRED STOCK

     A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

CONVERTIBLE SECURITIES AND WARRANTS

     The Funds may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non_convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include invest in money market mutual funds in connection with management of daily cash positions. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, each Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. Each Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

ILLIQUID SECURITIES

     Neither Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

WHEN-ISSUED SECURITIES

     Each Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. Each Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

FOREIGN INVESTMENTS

     Each Fund may invest in securities of foreign issuers, including American Depositary Receipts. The Growth and Income Fund and the Small Cap Fund may invest up to 25% and 35%, respectively, of their assets in such securities.

     AMERICAN DEPOSITARY RECEIPTS. The Funds may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in U.S. securities markets.

     RISKS OF FOREIGN SECURITIES. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The euro conversion, that will take place over a several-year period, could have potential adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with a Fund's operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government_sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

OPTIONS ON SECURITIES

     The Funds may engage in certain purchases and sales of options on securities. The Funds may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if a Fund owns the optioned securities. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     A Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation.

If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

     A Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When a Fund writes a put, it will segregate liquid assets at all times during the option period equal in value to the exercise price of the put.

     The Funds' option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     The Funds' custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the Funds have written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Fund. Until the underlying securities are released from escrow, they cannot be sold by the Funds.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

SHORT-TERM INVESTMENTS

     Each Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. A Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     7. Invest in any issuer for purposes of exercising control or management

     8. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

     9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     10. With respect to fundamental investment restriction 2(a) above, a Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     If a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus. Also, the Funds expect to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of each Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund's investment policies, it is expected that dividends from domestic corporations may be part of a Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

     Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     Each Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     This discussion and the related discussion in the Prospectus have been prepared by the Funds' management, and counsel to the Funds has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants); Executive Vice President of Investment Company Administration LLC ("ICA") (mutual fund administrator and the Trust's administrator), and Vice President and Secretary of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Funds' Distributor).

Dorothy A. Berry, 08/12/43 Chairman and Trustee
14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee
2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (computer software); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
202 North Mountain Avenue, Montclair, NJ 07042. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group, ICA and FFD.

----------
*    Indicates an "interested person" of the Trust as defined in the 1940 Act.


     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee from the portfolios of the Trust.

Name of Trustee            Total Annual Compensation
---------------            -------------------------
Dorothy A. Berry                   $25,000
Wallace L. Cook                    $20,000
Carl A. Froebel                    $20,000
Rowley W.P. Redington              $20,000

     For the fiscal year ended June 30, 2000, trustees fees and expenses in the amounts of $3,798 and $3,695 were allocated to the Growth and Income Fund and the Small Cap Fund, respectively. As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.


                          THE FUNDS INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Funds by Reed, Conner & Birdwell, the Advisor, pursuant to an Investment Advisory Agreement. The use of the name "RCB" by the Funds is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with the Funds is terminated, the Advisor has reserved the right to require the Funds to remove any references to the name "RCB," "Reed, Conner & Birdwell," or other name derived from RCB.

     After its initial two year term, the Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the Agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     For the fiscal year ended June 30, 2000, the Growth and Income Fund accrued advisory fees of $11,420, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $66,391 in expenses. For the period September 30, 1998 through June 30, 1999, the Fund accrued advisory fees of $3,702, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $65,469 in expenses.

     For the fiscal year ended June 30, 2000, the Small Cap Fund accrued advisory fees of $33,384, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $45,525 in expenses. For the period September 30, 1998 through June 30, 1999, the Fund accrued advisory fees of $9,180, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $59,145 in expenses.


                             THE FUNDS ADMINISTRATOR

     The Funds have an Administration Agreement with Investment Company Administration LLC (the "Administrator"), a corporation owned and controlled in part by Messrs. Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualification and/or registration to sell shares in all states where the Funds currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

Average Net Assets                           Fee or Fee Rate
------------------                           ---------------
Less than $15,000,000                           $30,000
$15 million to $50 million                         0.20%
$50 million to $100 million                        0.15%
$100 million to $150 million                       0.10%
Over $150 million                                  0.05%


     For the fiscal year ended June 30, 2000 and the period September 30, 1998 through June 30, 1999, the Administrator received fees from the Growth and Income Fund of $30,000 and $22,273, respectively.

     For the fiscal year ended June 30, 2000 and the period September 30, 1998 through June 30, 1999, the Administrator received fees from the Small Cap Fund of $30,000 and $22,356, respectively.


                             THE FUNDS' DISTRIBUTOR

     First Fund Distributors, Inc., (the "Distributor"), a corporation owned in part by Mr. Paggioli and Mr. Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. After its initial two year term, the Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by
(i) the Board of Trustees or the vote of a majority of the outstanding shares of the Funds (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


     For the fiscal year ended June 30, 2000, aggregate sales commissions received by the Distributor with respect to the Growth and Income Fund was $4,355, of which $343 was paid to unaffiliated dealers. For the period September

30, 1998 through June 30, 1999, aggregate sales commissions received by the Distributor with respect to the Fund was $10,334, of which $9,518 was paid to unaffiliated dealers.

     For the fiscal year ended June 30, 2000, aggregate sales commissions received by the Distributor with respect to the Small Cap Fund was $6,735, of which $542 was paid to unaffiliated dealers. For the period September 30, 1998 through June 30, 1999, aggregate sales commissions received by the Distributor with respect to the Fund was $11,168, of which $10,402 was paid to unaffiliated dealers.


     Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity.


     For the fiscal year ended June 30, 2000, the Growth and Income Fund paid $4,758 under its Plan, of which $1,560 was paid for reimbursement of advertising and marketing expenses, $1,285 was for reimbursement of printing, postage and office expenses, $1,275 was paid out as selling compensation to dealers, and $638 was for reimbursement of travel and entertainment expenses.

     For the fiscal year ended June 30, 2000, the Small Cap Fund paid $9,819 under its Plan, of which $3,220 was paid for reimbursement of advertising and marketing expenses, $2,651 was for reimbursement of printing, postage and office expenses, $2,632 was paid out as selling compensation to dealers, and $1,316 was for reimbursement of travel and entertainment expenses.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and selects the broker-dealers to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply trading services, research products and statistical information to the Advisor that the Advisor may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such services, products and information, which are in addition to and not in lieu of the services required to be performed by it under its Agreements with the Funds, to be useful in varying degrees, but not necessarily capable of definite valuation.

     The Advisor may select a broker-dealer that furnishes such services, products and information even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds. Products, services and informational items may be provided directly to the Advisor by the broker or may be provided by third parties but paid for directly or indirectly by the broker.

     In some cases, brokers will pay for all of or a portion of products that can be or are used for both trading and research and administrative (i.e., non-trading/non-research) purposes. Typical of these types of products and services are computer hardware systems, computer software, employee education, communication equipment, special communication lines, news services and other products and services which provide appropriate assistance to the Advisor in the performance of its investment decision-making, but could also be used for administrative purposes. In these cases, the Advisor allocates the research portion payable by the broker based on usage. For instance, the Advisor believes that its computer systems and software serve an important research and account management function; however, its computer system is also used for administrative purposes. On an ongoing basis, the Advisor allocates the administrative portion of the expenses to be paid directly the Advisor and the research portion to be paid by brokers who execute security transaction for the Advisor. Since this allocation of cost between research and non-research functions is determined solely by the Advisor, a conflict of interest may exist in its calculation.

     Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between that Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

     The Funds do not effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The Funds do not use the Distributor to execute their portfolio transactions.


     For the fiscal year ended June 30, 2000 and the period September 30, 1998 through June 30, 1999, the Growth and Income Fund paid $1,668 and $2,745, respectively, in brokerage commissions.

     For the fiscal year ended June 30, 2000 and the period September 30, 1998 through June 30, 1999, the Small Cap Fund paid $13,062 and $9,365, respectively, in brokerage commissions.

                               PORTFOLIO TURNOVER

     Although the Funds generally will not invest for short_term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." Growth and Income Fund's portfolio turnover rate for the fiscal year ended June 30, 2000 and the period September 30, 1998 through June 30, 1999 was 25.63% and 4.41%., respectively. Small Cap Fund's portfolio turnover rate for the fiscal year ended June 30, 200 and the period September 30, 1998 through June 30, 1999 was 59.76% and 35.70%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     You may purchase shares of a Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next_determined public offering price after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next_determined public offering price.

REDUCED SALES CHARGES

     The reduced sales charges, as noted in the Prospectus, apply to quantity purchases made at one time by a "person," which means (i) an individual, (ii) members of a family (i.e., an individual, spouse and children under age 21), or
(iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. In addition, purchases of shares made during a thirteen-month period pursuant to a written Letter of Intent are eligible for a reduced sales charge. Reduced sales charges are also applicable to subsequent purchases by a "person," based on the aggregate of the amount being purchased and the value, at offering price, of shares owned at the time of investment.

AUTOMATIC INVESTMENT PLAN

     As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

     The public offering price of Fund shares is the net asset value, plus the applicable sales charge. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Funds' Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE and forwarded promptly to the Transfer Agent to receive that day's public offering price.

     If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares.

DEALER COMMISSIONS

     The Distributor pays a portion of the sales charges imposed on purchases of Fund shares to retail dealers, as follows:

                                                        Dealer Commission
                                                           as a % of
         Your Investment                                 Offering Price
         ---------------                                 --------------
         Less than $50,000                                    3.25%
         $50,000 but less than $100,000                       2.75
         $100,000 but less than $200,000                      2.25
         $200,000 but less than $300,000                      1.75
         $300,000 but less than $400,000                      1.25
         $400,000 but less than $500,000                      0.27
         $500,000 or more                                     None

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of Fund shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

     Shareholders must have selected telephone transaction privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to a Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     The Trust has filed an election under SEC Rule 18f_1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the NYSE closes at a different time or the Board of Trustees decides it is necessary.

     In valuing each Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

     From time to time, the Funds may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time.

     Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:  P   =  a hypothetical  initial purchase  order of  $1,000 from which the maximum sales load is deducted
        T   =  average annual total return
        n   =  number of years
        ERV =  ending  redeemable value of  the hypothetical  $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.


     The Growth and Income Fund's average annual total return for the period from inception of operations (September 30, 1998) through the fiscal year ending June 30, 2000 was 18.74%. The Fund's total return for the fiscal year ended June 30, 2000 was -2.58%.

     The Small Cap Fund's average annual total return for the period from inception of operations (September 30, 1998) through the fiscal year ended June 30, 2000 was 30.31%. The Fund's total return for the fiscal year ended June 30, 2000 was -0.35%.

     All return figures include the maximum sales charge of 3.50%. Certain fees and expenses of the Funds have been reimbursed during these periods. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.


                               GENERAL INFORMATION

     Investors  in the Funds will be informed of each  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Funds. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788, acts as the Funds' transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Funds.

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Funds.


     On September 29, 2000, Donaldson, Lufkin & Jenrette Securities Corp Mutual Fund Dept., Jersey City, NJ 07303 owned of record 22.11% the Growth and Income Fund's outstanding voting securities.

     On September 29, 2000, the following persons owned of record more that 5% of the Small Cap Fund's outstanding voting securities. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

Donaldson, Lufkin & Jenrette Securities Corp Mutual Fund Dept., Jersey City, NJ 07303 - 7.18%

Reed, Conner & Birdwell Money Purchase Plan*, Los Angeles, CA 90025 - 9.78%

The Winner Living Trust*, Manhattan Beach, CA 90266 - 9.87%

Timothy J. Rohner, Carlsbad, CA 92009 -11.64%

John P. Smith Ira, Yonkers, NY 10710 - 9.12%

Robert Saffer, Brooklyn, NY 11215 - 7.57%

     The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.


     The Boards of the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

                              FINANCIAL STATEMENTS

     The Funds' annual report to shareholders for their fiscal year ended June 30, 2000 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C

ITEM 23. EXHIBITS.


     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen stock certificate (6)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement with Star Bank, NA (5)
     (8)  (1)  Form  of   Administration   Agreement  with  Investment   Company
               Administration, LLC (3)
          (2)  (a)  Fund  Accounting   Service   Agreement  with  American  Data
                    Services (5)
          (2)  (b)  Transfer  Agency and Service  Agreement  with  American Data
                    Services (5)
          (3)  Transfer  Agency and Fund Accounting  Agreement with  Countrywide
               Fund Services (4)
          (4)  Transfer  Agency  Agreement with Provident  Financial  Processing
               Corporation (9)
     (9)  Opinion of counsel (7)
     (10) Consent of Auditors
     (11) Not applicable
     (12) No undertaking in effect
     (13) Form of 12b-1 Plan (2)
     (14) Not applicable
     (15) Not applicable
     (16) (a)  Code of Ethics-Professionally Managed Portfolios (8)
          (b)  Code of Ethics-First Fund Distributors (8)
          (c)  Code of Ethics- Reed, Conner & Birdwell, Inc.


----------
(1) Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
(7) Incorporated by reference from Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A, filed on October 12, 1999.
(8) Incorporated by reference from Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on July 19, 2000.
(9)  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

      Herbert R. Smith & Co, Inc.                            File No. 801-7098
      Hodges Capital Management, Inc.                        File No. 801-35811
      Perkins Capital Management, Inc.                       File No. 801-22888
      Osterweis Capital Management                           File No. 801-18395
      Pro-Conscience Funds, Inc.                             File No. 801-43868
      Trent Capital Management, Inc.                         File No. 801-34570
      Academy Capital Management                             File No. 801-27836
      Sena, Weller, Rohs, Williams                           File No. 801-5326
      Leonetti & Associates, Inc.                            File No. 801-36381
      Lighthouse Capital Management                          File No. 801-32168
      Yeager, Wood & Marshall, Inc.                          File No. 801-4995
      Harris Bretall Sullivan & Smith                        File No. 801-7369
      Pzena Investment Management LLC                        File No. 801-50838
      Titan Investment Advisers, LLC                         File No. 801-51306
      Pacific Gemini Partners LLC                            File No. 801-50007
      James C. Edwards & Co., Inc.                           File No. 801-13986
      Duncan-Hurst Capital Management, Inc.                  File No. 801-36309
      Progressive Investment Management Corporation          File No. 801-32066

     With respect to United States Trust Company of Boston, the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

      Advisors Series Trust
      Brandes Investment Trust
      Fleming Mutual Fund Group
      Fremont Mutual Funds
      Guinness Flight Investment  Funds
      Jurika & Voyles Fund Group
      Kayne Anderson Mutual Funds
      Masters' Select Investment Trust
      O'Shaughnessy Funds, Inc.
      PIC Investment Trust
      Purisima Funds
      Rainier Investment Management Mutual Funds
      RNC Mutual Fund Group

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b)  The officers of First Fund Distributors, Inc. are:

     Robert H. Wadsworth                   President & Treasurer
     Eric Banhazl                          Vice President
     Steven J. Paggioli                    Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

     c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 915 Broadway, New York, NY 10010 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on October 23, 2000.


                                  PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /s/ Steven J. Paggioli
                                    ---------------------------------
                                    Steven J. Paggioli
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli                  Trustee          October 23, 2000
---------------------------------
Steven J. Paggioli


/s/ Robert M. Slotky                    Principal        October 23, 2000
---------------------------------       Financial
Robert M. Slotky                        Officer


Dorothy A. Berry                        Trustee          October 23, 2000
---------------------------------
* Dorothy A. Berry

Wallace L. Cook                         Trustee          October 23, 2000
---------------------------------
* Wallace L. Cook

Carl A. Froebel                         Trustee          October 23, 2000
---------------------------------
* Carl A. Froebel

Rowley W. P. Redington                  Trustee          October 23, 2000
---------------------------------
* Rowley W. P. Redington


* By /s/ Steven J. Paggioli
    ---------------------------------
    Steven J. Paggioli, Attorney-in-Fact under powers of
    attorney as filed with Post-Effective Amendment No. 20 to the
    Registration Statement filed on May 17, 1995

                                    EXHIBITS

Number                     Description
------                     -----------
99.B10                     Consent of Auditors
99.B16.C                   Code of Ethics-Reed, Conner & Birdwell, Inc.